Debt and lines of credit (Details) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended															12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Interest rate swap [Member] Cash flow hedges [Member]	Aug. 31, 2012 Notes payable [Member]	May 31, 2011 Notes payable [Member]	Dec. 31, 2012 Notes payable [Member] Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	Dec. 31, 2011 Notes payable [Member] Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	Dec. 31, 2012 Notes payable [Member] Floating-rate notes due 2013 (swapped to a 0.922% fixed rate) Interest rate swap [Member] Cash flow hedges [Member]	Dec. 31, 2012 Notes payable [Member] Notes due 2013 at 0.875%	Dec. 31, 2011 Notes payable [Member] Notes due 2013 at 0.875%	Dec. 31, 2012 Notes payable [Member] Notes due 2014 at 1.375%	Dec. 31, 2011 Notes payable [Member] Notes due 2014 at 1.375%	Dec. 31, 2012 Notes payable [Member] Notes due 2015 at 0.45%	Aug. 31, 2012 Notes payable [Member] Notes due 2015 at 0.45%	Dec. 31, 2011 Notes payable [Member] Notes due 2015 at 0.45%	Dec. 31, 2012 Notes payable [Member] Notes due 2016 at 2.375%	Dec. 31, 2011 Notes payable [Member] Notes due 2016 at 2.375%	Dec. 31, 2012 Notes payable [Member] Notes due 2019 at 1.65%	Aug. 31, 2012 Notes payable [Member] Notes due 2019 at 1.65%	Dec. 31, 2011 Notes payable [Member] Notes due 2019 at 1.65%	Dec. 31, 2012 National [Member] Notes payable [Member]	Dec. 31, 2011 National [Member] Notes payable [Member]	Sep. 23, 2011 National [Member] Notes payable [Member]	Dec. 31, 2012 National [Member] Notes payable [Member] Notes due 2012 at 6.15% (assumed with National acquisition)	Dec. 31, 2011 National [Member] Notes payable [Member] Notes due 2012 at 6.15% (assumed with National acquisition)	Dec. 31, 2012 National [Member] Notes payable [Member] Notes due 2015 at 3.95% (assumed with National acquisition)	Dec. 31, 2011 National [Member] Notes payable [Member] Notes due 2015 at 3.95% (assumed with National acquisition)	Dec. 31, 2012 National [Member] Notes payable [Member] Notes due 2017 at 6.60% (assumed with National acquisition)	Dec. 31, 2011 National [Member] Notes payable [Member] Notes due 2017 at 6.60% (assumed with National acquisition)
Debt Instrument
Line of credit, term	5 years
Line of credit facility, maximum borrowing capacity through March 2017	$ 2,000,000,000
Short-term Debt
Commercial paper	0	999,000,000
Repayments of commercial paper	1,000,000,000
Long-term Debt
Long-term debt, gross	5,625,000,000	4,500,000,000			1,500,000,000		1,000,000,000	1,000,000,000		500,000,000	500,000,000	1,000,000,000	1,000,000,000	750,000,000	750,000,000	0	1,000,000,000	1,000,000,000	750,000,000	750,000,000	0			1,000,000,000	0	375,000,000	250,000,000	250,000,000	375,000,000	375,000,000
Add net unamortized premium	61,000,000	93,000,000
Less current portion of long-term debt	(1,500,000,000)	(382,000,000)
Total long-term debt	4,186,000,000	4,211,000,000
Proceeds from issuance of long-term debt					1,492,000,000	3,497,000,000
Payments of debt issuance costs					7,000,000	12,000,000
Debt instrument, description of variable rate basis (in months)							3
Interest rate cash flow hedge liability at fair value				2,000,000
Long-term debt, effective fixed-rate interest rate							0.922%		0.922%
Long-term debt, stated interest rate										0.875%		1.375%		0.45%			2.375%		1.65%						6.15%		3.95%		6.60%
Long-term debt, fair value																								1,105,000,000
Amortization of debt premium																						26,000,000	9,000,000
Repayments of debt																						375,000,000
Interest and debt expense	85,000,000	42,000,000	0
Interest paid	$ 97,000,000	$ 54,000,000